Investment Securities, Securities in Continuous Unrealized Loss Position (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Available-for-sale, Debt Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value	$ 12,871
Less than 12 months, unrealized losses	(354)
Greater than 12 months, fair value	13,470
Greater than 12 months, unrealized losses	(654)
Total, fair value	26,341
Total, unrealized losses	(1,008)
Available-for-sale Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value				$ 13,494		$ 21,500
Less than 12 months, unrealized losses				(705)		(511)
Greater than 12 months, fair value				12,568		141
Greater than 12 months, unrealized losses				(322)		(3)
Total, fair value				26,062		21,641
Total, unrealized Losses				(1,027)		(514)
Fair value of securities pledged to secure public funds				0
Proceeds from sales and calls of securities [Abstract]
Proceeds from sales of securities	0		$ 0	0		802
Pledged [Member]
Available-for-sale Securities, Fair Value and Gross Unrealized Losses [Abstract]
Fair value of securities pledged to secure public funds	1,000
U.S. Government and Federal Agency [Member]
Available-for-sale, Debt Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value	7,721			7,101		5,332
Less than 12 months, unrealized losses	(236)			(88)		(138)
Greater than 12 months, fair value	2,962			2,008		0
Greater than 12 months, unrealized losses	(150)			(71)		0
Total, fair value	10,683			9,109		5,332
Total, unrealized losses	(386)			(159)		(138)
Mortgage-backed Securities [Member]
Available-for-sale, Debt Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value	4,864	[1]		5,472	[1],[2]	14,965	[2]
Less than 12 months, unrealized losses	(109)	[1]		(38)	[1],[2]	(282)	[2]
Greater than 12 months, fair value	10,508	[1]		10,560	[1],[2]	140	[2]
Greater than 12 months, unrealized losses	(504)	[1]		(250)	[1],[2]	(2)	[2]
Total, fair value	15,372	[1]		16,032	[1],[2]	15,105	[2]
Total, unrealized losses	(613)	[1]		(288)	[1],[2]	(284)	[2]
Municipal Securities [Member]
Available-for-sale, Debt Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value	286			295
Less than 12 months, unrealized losses	(9)			(2)
Greater than 12 months, fair value	0			0
Greater than 12 months, unrealized losses	0			0
Total, fair value	286			295
Total, unrealized losses	$ (9)			(2)
Equity Securities [Member]
Available-for-sale Securities, Fair Value and Gross Unrealized Losses [Abstract]
Less than 12 months, fair value				626		1,203
Less than 12 months, unrealized losses				(577)		(91)
Greater than 12 months, fair value				0		1
Greater than 12 months, unrealized losses				(1)		(1)
Total, fair value				626		1,204
Total, unrealized Losses				$ (578)		$ (92)

[1]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government-sponsored enterprises FNMA or FHLMC.
[2]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.